RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	$ 52,159	$ 54,976
Series Forty Seven [Member]
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	16,833	17,485
Series Forty Eight [Member]
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	15,071	15,159
Series Forty Nine [Member]
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	$ 20,255	$ 22,332